Core Deposits and Other Intangibles - Schedule of Future Amortization Expense (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2015		$ 7,110
Remaining in 2015	$ 2,484
2016	2,822	2,822
2017	1,097	1,097
2018	564	564
2019	564	564
2020 and thereafter	2,072	2,072
Core deposits and other intangibles	$ 9,603	$ 14,229	$ 30,444